Note Payable PPP - Schedule of Future Note Payable Loan Maturities (Details) - Term Note [Member] - PPP Loan [Member]	Sep. 30, 2020 USD ($)
2021	$ 256,400
2022	326,400
Note Payable	$ 582,800